PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Property, Plant and Equipment [Line Items]
Depreciation Expense From Continuing Operations	$ 69,200,000	$ 68,500,000	$ 68,200,000
Interest Costs Capitalized	300,000	200,000	400,000
Impairment Of Assets [Member] | Fair Value, Inputs, Level 3 [Member] | Certain property and equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	3,937,000	717,000	0
Property, Plant, and Equipment, Fair Value Disclosure	$ 2,028,000	$ 368,000	$ 0